CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses:
Research and development	$ 9,572	$ 10,601	$ 26,635	$ 18,898	$ 28,128	$ 17,831	$ 12,706
General and administrative	3,275	2,455	9,778	5,629	8,005	6,515	2,119
Total operating expenses	12,847	13,056	36,413	24,527	36,133	24,346	14,825
Loss from operations	(12,847)	(13,056)	(36,413)	(24,527)	(36,133)	(24,346)	(14,825)
Other income (expense):
Grant and incentive income	2,016	1,618	2,977	3,180	3,868	2,390	2,155
Interest expense	(259)	(343)	(785)	(1,806)	(2,079)	(2,515)	(472)
Interest income	196	90	637	90	214
Change in fair value of warrant liability		5		16	(31)	39	1
Change in fair value of derivative liability				762	762	1,388
Loss on extinguishment of debt				(462)	(462)	(35)
Other income (expense), net	(6)	86	(79)	57	(16)	104	(77)
Total other income (expense), net	1,947	1,456	2,750	1,837	2,256	1,371	1,607
Net loss	(10,900)	(11,600)	(33,663)	(22,690)	(33,877)	(22,975)	(13,218)
Accretion of redeemable convertible preferred stock to redemption value		(16)		(36)	(44)	(25)	(19)
Net loss attributable to common stockholders	$ (10,900)	$ (11,616)	$ (33,663)	$ (22,726)	$ (33,921)	$ (23,000)	$ (13,237)
Net loss per share attributable to common stockholders-basic and diluted	$ (0.76)	$ (22.60)	$ (2.35)	$ (44.22)	$ (16.45)	$ (44.79)	$ (26.02)
Weighted average common shares outstanding-basic and diluted	14,315,410	513,900	14,304,721	513,900	2,061,845	513,527	508,659